Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instruments [Abstract]
2019	$ 4,503
2020	4,693
2021	4,813
2022	14,643
2023	34,770
2024 and thereafter
Total	$ 63,422